Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	WINTERGREEN FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001326544
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
WINTERGREEN FUND, INC. (Prospectus Summary) | WINTERGREEN FUND, INC. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGRNX
WINTERGREEN FUND, INC. (Prospectus Summary) | WINTERGREEN FUND, INC. | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WGRIX